CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Class A common shares USD ($)	Dec. 31, 2013 Class A common shares CNY	Dec. 31, 2012 Class A common shares CNY	Dec. 31, 2013 Class B common shares USD ($)	Dec. 31, 2013 Class B common shares CNY	Dec. 31, 2012 Class B common shares CNY
Current assets
Cash and cash equivalents	$ 120,521	729,598	504,702
Short-term deposits	236,692	1,432,863	897,698
Accounts receivable, net	16,536	100,101	117,616
Amount due from a related party	12	73	1,073
Prepayments and other current assets	11,156	67,533	25,149
Deferred tax assets	11,055	66,921	31,549
Total current assets	395,972	2,397,089	1,577,787
Non-current assets
Deferred tax assets	103	625	583
Investments	10,246	62,029	2,950
Property and equipment, net	16,954	102,636	90,299
Intangible assets, net	4,811	29,127	19,481
Goodwill	261	1,577	1,604
Other non-current assets	803	4,864	3,485
Total non-current assets	33,178	200,858	118,402
Total assets	429,150	2,597,947	1,696,189
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entity without recourse to the Company of RMB27,124 and RMB55,818 as of December 31, 2012 and 2013, respectively)	9,315	56,391	28,149
Deferred revenue (including deferred revenue of the consolidated variable interest entity without recourse to the Company of RMB158,323 and RMB292,380 as of December 31, 2012 and 2013, respectively)	48,543	293,866	159,859
Advances from customers (including advances from customers of the consolidated variable interest entity without recourse to the Company of RMB7,271 and RMB10,656 as of December 31, 2012 and 2013, respectively)	3,229	19,549	7,515
Income taxes payable (including income taxes payable of the consolidated variable interest entity without recourse to the Company of RMB32,885 and RMB47,974 as of December 31, 2012 and 2013, respectively)	12,902	78,107	48,001
Accrued liabilities and other current liabilities(including accrued liabilities and other current liabilities of the consolidated variable interest entity without recourse to the Company of RMB81,223 and RMB197,851 as of December 31, 2012 and 2013, respectively)	41,423	250,760	120,289
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entity without recourse to the Company of RMB2,604 and RMB2,640 as of December 31, 2012 and 2013, respectively)	436	2,640	2,604
Total current liabilities	115,848	701,313	366,417
Non-current liabilities
Deferred revenue(including deferred revenue of the consolidated variable interest entity without recourse to the Company of RMB4,525 and RMB8,457 as of December 31, 2012 and 2013, respectively)	1,557	9,425	6,487
Total liabilities	117,405	710,738	372,904
Commitments and contingencies
Shareholders' equity
Common shares				6	38	11	6	34	60
Additional paid-in capital	456,847	2,765,614	2,648,404
Statutory reserves	6,716	40,657
Accumulated deficits	(144,490)	(874,697)	(1,311,767)
Accumulated other comprehensive loss	(7,340)	(44,437)	(13,423)
Total shareholders' equity	311,745	1,887,209	1,323,285		38	11		34	60
Total liabilities and shareholders' equity	$ 429,150	2,597,947	1,696,189